OBLIGATION UNDER CAPITAL LEASE (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligation [Line Items]
2016	$ 142,000	$ 125,500
2017	50,000
2018	45,000
Total minimum lease payments	237,000	125,500
Less amount representing interest	(19,000)	(2,500)
Present value of the net minimum lease payments	218,000	123,000
Less obligations under capital lease maturing within one year	(135,000)	(123,000)
Long-term portion of obligations under capital lease	$ 83,000	$ 0	$ 118,000